Income Taxes - Schedule of Income Tax Expense (Details) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Schedule of Income Tax Expense [Abstract]
Current tax expense (recovery)	$ (5,636)	$ 10,988	$ 8,834	$ 50,094
Deferred tax expense (recovery)	(11,185)	(5,824)	(20,939)	(9,902)
Tax expense (recovery)	$ (16,821)	$ 5,164	$ (12,105)	$ 40,192